Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 20, 2017

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 10-11, 2017, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) that extends the currently effective advisory and/or administrative fee waivers for certain Funds through October 31, 2018. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI Emerging Markets Opportunities Fund

Within the Fund Summary relating to the AllianzGI Emerging Markets Opportunities Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.35%	0.25%	0.02%	1.62%	(0.35)%	1.27%
Class C	1.35	1.00	0.02	2.37	(0.35)	2.02
Class T	1.35	0.25	0.02	1.62	(0.35)	1.27
Institutional	1.25	None	0.02	1.27	(0.35)	0.92
Class R6	1.20	None	0.02	1.22	(0.35)	0.87
Class P	1.35	None	0.02	1.37	(0.35)	1.02

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.20%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$672	$1,001	$1,352	$2,338	$672	$1,001	$1,352	$2,338
Class C	305	706	1,234	2,680	205	706	1,234	2,680
Class T	376	715	1,077	2,095	376	715	1,077	2,095
Institutional	94	368	663	1,503	94	368	663	1,503
Class R6	89	353	637	1,446	89	353	637	1,446
Class P	104	399	717	1,616	104	399	717	1,616

Disclosure Relating to AllianzGI Focused Growth Fund

Within the Fund Summary relating to the AllianzGI Focused Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	0.01%	1.11%	(0.12)%	0.99%
Class C	0.85	1.00	0.01	1.86	(0.10)	1.76
Class T	0.85	0.25	0.01	1.11	(0.10)	1.01
Class R	0.85	0.50	0.01	1.36	(0.10)	1.26
Institutional	0.75	None	0.01	0.76	(0.10)	0.66
Class R6	0.70	None	0.01	0.71	(0.10)	0.61
Class P	0.85	None	0.01	0.86	(0.10)	0.76
Administrative	0.75	0.25	0.01	1.01	(0.10)	0.91

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%, and (ii) an irrevocable waiver of a portion of its administration fees for Class A shares, which reduces the contractual fee rate by 0.02%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$645	$872	$1,117	$1,817	$645	$872	$1,117	$1,817
Class C	279	575	997	2,172	179	575	997	2,172
Class T	350	584	837	1,559	350	584	837	1,559
Class R	128	421	735	1,626	128	421	735	1,626
Institutional	67	233	413	933	67	233	413	933
Class R6	62	217	385	873	62	217	385	873
Class P	78	264	467	1,052	78	264	467	1,052
Administrative	93	312	548	1,227	93	312	548	1,227

Disclosure Relating to AllianzGI NFJ Dividend Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Dividend Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.83%	0.25%	0.01%	1.09%	(0.15)%	0.94%
Class C	0.83	1.00	0.01	1.84	(0.15)	1.69
Class T	0.83	0.25	0.01	1.09	(0.15)	0.94
Class R	0.83	0.50	0.01	1.34	(0.15)	1.19
Institutional	0.73	None	0.01	0.74	(0.15)	0.59
Class R6	0.68	None	0.01	0.69	(0.15)	0.54
Class P	0.83	None	0.01	0.84	(0.15)	0.69
Administrative	0.73	0.25	0.01	0.99	(0.15)	0.84

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$641	$863	$1,104	$1,793	$641	$863	$1,104	$1,793
Class C	272	564	982	2,146	172	564	982	2,146
Class T	344	573	822	1,532	344	573	822	1,532
Class R	121	410	720	1,600	121	410	720	1,600
Institutional	60	221	397	904	60	221	397	904
Class R6	55	206	369	844	55	206	369	844
Class P	70	253	451	1,023	70	253	451	1,023
Administrative	86	300	532	1,199	86	300	532	1,199

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.09%	0.25%	0.03%	1.37%	(0.07)%	1.30%
Class C	1.09	1.00	0.03	2.12	(0.07)	2.05
Class T	1.09	0.25	0.03	1.37	(0.07)	1.30
Class R	1.09	0.50	0.03	1.62	(0.07)	1.55
Institutional	0.99	None	0.03	1.02	(0.07)	0.95
Class R6	0.94	None	0.03	0.97	(0.07)	0.90
Class P	1.09	None	0.03	1.12	(0.07)	1.05
Administrative	0.99	0.25	0.03	1.27	(0.07)	1.20

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.025%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$953	$1,252	$2,100	$675	$953	$1,252	$2,100
Class C	308	657	1,133	2,446	208	657	1,133	2,446
Class T	379	666	975	1,849	379	666	975	1,849
Class R	158	504	875	1,916	158	504	875	1,916
Institutional	97	318	556	1,241	97	318	556	1,241
Class R6	92	302	529	1,183	92	302	529	1,183
Class P	107	349	610	1,357	107	349	610	1,357
Administrative	122	396	690	1,528	122	396	690	1,528

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.98%	0.25%	0.01%	1.24%	(0.05)%	1.19%
Class C	0.98	1.00	0.01	1.99	(0.05)	1.94
Class T	0.98	0.25	0.01	1.24	(0.05)	1.19
Class R	0.98	0.50	0.01	1.49	(0.05)	1.44
Institutional	0.88	None	0.01	0.89	(0.05)	0.84
Class R6	0.83	None	0.01	0.84	(0.05)	0.79
Class P	0.98	None	0.01	0.99	(0.05)	0.94
Administrative	0.88	0.25	0.01	1.14	(0.05)	1.09

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its administration fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$917	$1,189	$1,963	$665	$917	$1,189	$1,963
Class C	297	620	1,068	2,313	197	620	1,068	2,313
Class T	368	629	909	1,708	368	629	909	1,708
Class R	147	466	808	1,775	147	466	808	1,775
Institutional	86	279	488	1,091	86	279	488	1,091
Class R6	81	263	461	1,033	81	263	461	1,033
Class P	96	310	542	1,208	96	310	542	1,208
Administrative	111	357	623	1,382	111	357	623	1,382

Disclosure Relating to AllianzGI Technology Fund

Within the Fund Summary relating to the AllianzGI Technology Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	1.29%	0.25%	0.06%	1.60%	(0.15)%	1.45%
Class C	1.29	1.00	0.06	2.35	(0.15)	2.20
Class T	1.29	0.25	0.06	1.60	(0.15)	1.45
Institutional	1.19	None	0.06	1.25	(0.15)	1.10
Class P	1.29	None	0.06	1.35	(0.15)	1.20
Administrative	1.19	0.25	0.06	1.50	(0.15)	1.35

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Amounts include dividend expenses incurred by the Fund as a result of short sales for the most recent fiscal year. “Other Expenses” (before addition of dividend expenses on short sales) and dividend expenses on short sales were 0.02% and 0.04%, respectively.
(3)	AllianzGI U.S. has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,013	$1,360	$2,334	$689	$1,013	$1,360	$2,334
Class C	323	719	1,242	2,675	223	719	1,242	2,675
Class T	394	728	1,085	2,090	394	728	1,085	2,090
Institutional	112	382	672	1,498	112	382	672	1,498
Class P	122	413	725	1,611	122	413	725	1,611
Administrative	137	459	804	1,778	137	459	804	1,778

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Global Small-Cap Fund	0.90%
AllianzGI Health Sciences Fund, AllianzGI Technology Fund(1) and AllianzGI Emerging Markets Opportunities Fund(2)	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Small-Cap Blend Fund and AllianzGI Income & Growth Fund(3)	0.65%
AllianzGI NFJ Small-Cap Value Fund(5)	0.60%
AllianzGI NFJ International Value Fund(4)	0.57%
AllianzGI NFJ Mid-Cap Value Fund	0.55%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth Fund(7)	0.40%
AllianzGI NFJ Dividend Value Fund(6)	0.36%
AllianzGI NFJ Large-Cap Value Fund	0.35%

(1)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. This waiver arrangement has been in effect since November 1, 2016.
(2)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee currently in place, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%. This waiver has been in effect since April 1, 2017.
(3)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.
(4)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in place for the Fund since November 1, 2016.

(5)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.
(6)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and by an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in place for the Fund since November 1, 2016.
(7)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee currently in place, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%. This waiver has been in effect since January 1, 2017.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administration Fees” is hereby revised in its entirety as follows:

	Administration Fees
Allianz Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.35%	0.35%	N/A	0.25%	0.20%	0.35%	N/A
AllianzGI Focused Growth Fund(4)	0.39	0.40	0.40%	0.30	0.25	0.40	0.30%
AllianzGI Global Natural Resources Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Global Small-Cap Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Health Sciences Fund	0.40	0.40	N/A	0.30	N/A	N/A	N/A
AllianzGI Income & Growth Fund	0.38	0.38	0.38	0.28	N/A	0.38	N/A
AllianzGI Mid-Cap Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Dividend Value Fund	0.37	0.37	0.37	0.27	0.22	0.37	0.27
AllianzGI NFJ International Value Fund(2)	0.45	0.45	0.45	0.35	0.30	0.45	0.35
AllianzGI NFJ Large-Cap Value Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Mid-Cap Value Fund(5)	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Small-Cap Value Fund(3)	0.34	0.34	0.34	0.22	0.17	0.34	0.22
AllianzGI Small-Cap Blend Fund	0.40	0.40	N/A	0.30	N/A	0.40	N/A
AllianzGI Technology Fund	0.40	0.40	N/A	0.30	N/A	0.40	0.30

(1)	The Administrator has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.
(2)	The Administrator has contractually agreed to observe, through October 31, 2018 an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.
(3)	The Administrator has contractually agreed to observe through, October 31, 2018, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver has been in effect since November 1, 2016 for all share classes and since before the start of the Fund’s most recent fiscal year for Institutional Class, Class R6 and Administrative Class shares.
(4)	The Administrator has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%. This waiver has been in effect since January 1, 2017.
(5)	The Administrator has contractually agreed to observe through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.22%. This waiver has been in effect since September 22, 2017.

Within the “Characteristics and Risks of Securities and Investment Techniques” section, the paragraph under “Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” is hereby revised in its entirety as follows:

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products. Such exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Certain Funds are subject to market capitalization criteria, such as policies adopted pursuant to Rule 35d-1 under the 1940 Act (the so-called “names rule”), that are tied to specific securities indices (“reference indices”). When a reference index is periodically rebalanced or reconstituted, a Fund may require a reasonable time period to align its investment portfolio with any new market capitalization criteria that result from changes to the reference index.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 20, 2017

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Allianz Fund	Advisory Fees
Global Small-Cap and Technology(1)	0.90%
Emerging Markets Opportunities(2)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3), and Small-Cap Blend	0.65%
NFJ International Value(4) and NFJ Small-Cap Value(5)	0.60%
NFJ Mid-Cap Value	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(6) and NFJ Large-Cap Value and Focused Growth(7)	0.45%

(1)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. This waiver arrangement has been in effect since November 1, 2016.
(2)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee currently in place, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%. This waiver has been in effect since April 1, 2017.
(3)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.
(4)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in place for the Fund since November 1, 2016.
(5)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(6)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and by an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in place for the Fund since from November 1, 2016.
(7)	The Adviser has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Investment Advisory Fee currently in place, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%. This waiver has been in effect since January 1, 2017.

Within the Management of the Trust section, the “Administration Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administration Fee Rate

Fund	Institutional and Administrative Classes(1)	Class R6(1)	Class A, Class C, Class T and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%	0.35%	0.50%	0.50%
Focused Growth(5)	0.30%	0.25%	0.40%	0.40%
Global Natural Resources	0.35%	N/A	0.45%	0.45%
Global Small-Cap	0.35%	N/A	0.45%	0.45%
Health Sciences	0.30%	N/A	0.40%	N/A
Income & Growth	0.30%	N/A	0.40%	0.40%
Mid-Cap	0.30%	N/A	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value (3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Mid-Cap Value(6)	0.30%	N/A	0.40%	0.40%
NFJ Small-Cap Value(4)	0.30%	0.25%	0.40%	0.40%
Small-Cap Blend	0.30%	N/A	0.40%	0.40%
Technology	0.30%	N/A	0.40%	0.40%

(1)	The total Administration Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(2)	The Administrator has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.
(3)	The Administrator has contractually agreed to observe, through October 31, 2018 an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.
(4)	The Administrator has contractually agreed to observe through, October 31, 2018, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver has been in effect since November 1, 2016 for all share classes and since the before the start of the Fund’s most recent fiscal year for Institutional Class, Class R6 and Administrative Class shares.
(5)	The Administrator has contractually agreed to observe, through October 31, 2018, an irrevocable waiver of a portion of its Administration Fees for Class A shares currently in place, which reduces the contractual fee rate by 0.02%. This waiver has been in effect since January 1, 2017.
(6)	The Administrator has contractually agreed to observe through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.22%. This waiver has been in effect since September 22, 2017.

Please retain this Supplement for future reference.